Borrowings - Schedule of Details of Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	€ 84,066	€ 177,166
Non-current borrowings	162,123	196,401
Fixed interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	4,693	35,014
Non-current borrowings	8,083	12,752
Variable interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	79,373	142,152
Non-current borrowings	€ 154,040	€ 183,649
Ermenegildo Zegna NV | Fixed interest rate | Euribor 1Month + 0.94%, May in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.94%
Ermenegildo Zegna NV | Fixed interest rate | Euribor 6 Month + 0.97%, December in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.97%
Ermenegildo Zegna NV | Fixed interest rate | Euribor 3 Month + 0.94%, January in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.94%
Ermenegildo Zegna NV | Fixed interest rate | 0.74% September in 2028 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.75%	0.74%
Expiry date	September 2028
Current borrowings	€ 4,018	€ 3,998
Non-current borrowings	€ 8,074	€ 12,068
Ermenegildo Zegna NV | Variable Interest Rate, IRS | Euribor 6 Month + 0.90%, April in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.90%
Ermenegildo Zegna NV | Variable Interest Rate, IRS | Euribor 6 Month + 0.77%, December in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.77%
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.90%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.90%
Expiry date	June 2027
Current borrowings	€ 515	€ 790
Non-current borrowings	€ 49,975	49,925
Ermenegildo Zegna NV | Variable Interest Rate, IRS | IRS + 0.88%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.88%
Expiry date	June 2027
Current borrowings	€ 46	53
Non-current borrowings	€ 30,000	30,000
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month, January in 2025, Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	January 2025
Current borrowings		35,030
Non-current borrowings		0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1 Month, January in 2025, Variable 2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	January 2025
Current borrowings		15,025
Non-current borrowings		0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | Euribor 1Month + 0.94%, May in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	May 2025
Current borrowings		1,450
Non-current borrowings		€ 0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 1m | IRS + 0.90%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.90%
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month+ 0.80%, February in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.80%
Expiry date	February 2025
Current borrowings		€ 40,172
Non-current borrowings		0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.94%, January in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.94%
Expiry date	January 2026
Current borrowings	€ 10,056	77
Non-current borrowings	€ 0	10,000
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.85%, August in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.85%
Expiry date	August 2027
Current borrowings	€ 0	0
Non-current borrowings	€ 10,000	10,000
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 6 Month + 0.90%, June in 2028 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.90%
Expiry date	June 2028
Current borrowings	€ 0
Non-current borrowings	€ 9,993
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 6 Month + 0.94%, December in 2028 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.94%
Expiry date	December 2028
Current borrowings	€ 10
Non-current borrowings	€ 39,966
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 3m | Euribor 3 Month + 0.82%, November in 2029 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.82%
Expiry date	November 2029
Current borrowings	€ 4,748	1,238
Non-current borrowings	€ 14,106	18,808
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.97%, December in 2025 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Expiry date	December 2025
Current borrowings		40,002
Non-current borrowings		0
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.90%, April in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.90%
Expiry date	April 2026
Current borrowings	€ 50,246	275
Non-current borrowings	€ 0	49,977
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 6 Month + 0.77%, December in 2026 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.
Interest rate terms	0.78%
Expiry date	December 2026
Current borrowings	€ 13,437	6,533
Non-current borrowings	€ 0	€ 13,483
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | IRS + 0.88%, June in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.88%
Ermenegildo Zegna NV | Variable Interest Rate, Euribor 6m | Euribor 3 Month + 0.85%, August in 2027 Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		0.85%
Co.Ti Service S.A. | Fixed interest rate | 0.75% February in 2025 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Interest rate terms		0.75%
Expiry date	February 2025
Current borrowings		€ 20,000
Non-current borrowings		€ 0
Co.Ti Service S.A. | Fixed interest rate | 0.75% April in 2025 Fixed
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.
Interest rate terms		0.75%
Expiry date	April 2025
Current borrowings		€ 10,000
Non-current borrowings		€ 0
Other | Fixed interest rate | 1.63% - 2.32%, Up to 2027 Fixed | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms	1.85%
Other | Fixed interest rate | 1.63% - 2.32%, Up to 2027 Fixed | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms	2.95%
Other | Fixed and Variable Rate | Up to 2027 Fixed and Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Other borrowing facilities
Expiry date	Up to 2027
Current borrowings	€ 990
Non-current borrowings	€ 9
Other | Fixed and Variable Rate | 1.63% - 2.32%, Up to 2027 Fixed | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		1.63%
Other | Fixed and Variable Rate | 1.63% - 2.32%, Up to 2027 Fixed | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		2.32%
Other | Fixed and Variable Rate | 1.43% - 3.90%, Up to 2027 Variable | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms	2.01%	1.43%
Other | Fixed and Variable Rate | 1.43% - 3.90%, Up to 2027 Variable | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Interest rate terms		3.90%
Other | Fixed and Variable Rate | Up to 2029 Fixed and Variable
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Other borrowing facilities
Expiry date		Up to 2027
Current borrowings		€ 2,523
Non-current borrowings		€ 2,140